SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) director	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Net carrying amount of property, plant and equipment	$ 15,423,472	¥ 103,408,976	¥ 100,638,000	¥ 99,608,295
Carrying value of goodwill | ¥			¥ 3,510,000
Yinxing Energy
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.23%
Ownership interest held by others (in percent)	59.77%
Guizhou Huaren
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.00%
Non-controlling interests (in percent)	60.00%	60.00%
Ownership interest in subsidiary (in percent)	40.00%
Shanxi Zhongrun
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.00%
Yunnan Aluminium Co
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	10.04%
Number of directors can be appointed	1
Total number of directors	11
Chalco Resources
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	6.68%
Number of directors can be appointed	1
Total number of directors	5
Chinalco Capital
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	14.71%
Number of directors can be appointed	1
Total number of directors	3
New Aluminum Power
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	16.00%
Number of directors can be appointed	1
Total number of directors	9
Inner Mongolia Qiliugou
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	14.29%
Number of directors can be appointed	1
Total number of directors	7